SCHEDULE OF FUTURE RESULTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sanabil SA [Member]
Business Acquisition [Line Items]
Revenues	$ 20,028	$ 21,915
Net income (loss)	(458)	(522)
MDS Burkina [Member]
Business Acquisition [Line Items]
Revenues	520	272
Net income (loss)	(817)	(1,001)
MDS Mali [Member]
Business Acquisition [Line Items]
Revenues	19,348	11,008
Net income (loss)	$ 831	$ (19)